FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying Value and Estimated Fair Value of the Partnership's Financial Instruments
The carrying value and estimated fair value of our financial instruments as of September 30, 2017 and December 31, 2016 are as follows:

		September 30, 2017		December 31, 2016
(in thousands of $)	Fair value Hierarchy	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-Derivatives:
Cash and cash equivalents	Level 1	206,821	206,821	65,710	65,710
Restricted cash	Level 1	180,293	180,293	162,415	162,415
2012 High-Yield, 2015 and 2017 Norwegian Bonds (1)	Level 1	438,178	429,889	300,452	293,484
Long-term debt — floating (2)	Level 2	1,010,867	1,010,867	1,091,398	1,091,398
Obligations under capital leases (2)	Level 2	127,163	127,163	117,751	117,751

Derivatives:
Interest rate swaps asset (3) (4)	Level 2	6,831	6,831	8,194	8,194
Interest rate swaps liability (3) (4)	Level 2	5,700	5,700	6,143	6,143
Cross currency interest rate swap liability (5)	Level 2	15,223	15,223	81,454	81,454
Earn-out units liability (6)	Level 2	17,000	17,000	15,000	15,000

(1) This pertains to the 2012 High-Yield bonds and the 2015 and 2017 Norwegian bonds with a carrying value of $38.2 million and $400.0 million (December 31, 2016: $150.5 million and $150.0 million) as of September 30, 2017, which are included under the current portion of long-term debt and long-term debt on the balance sheet, respectively. The fair value of the bonds as of September 30, 2017 was $429.9 million (December 31, 2016: $293.5 million), which is 98.1% of their face value (December 31, 2016: 97.7%). On February 15, 2017, we completed the issuance and sale of $250 million of the 2017 Norwegian Bonds which will mature in May 2021 and bear interest at a rate of 3-month LIBOR plus 6.25%. We subsequently entered into an economic hedge interest rate swap to reduce the risk associated with fluctuations in interest rates by converting the floating rate of the interest obligation under the 2017 Norwegian Bonds to an all-in fixed rate of 8.194%. The 2017 Norwegian Bonds were listed on the Oslo Bors on July 17, 2017 and was transferred from Level 2 to Level 1 for the fair value hierarchy.

(2) Our long-term debt and capital lease obligations are recorded at amortized cost in the consolidated balance sheets. The long term debt is presented gross of deferred financing cost of $17.9 million as of September 30, 2017 (December 31, 2016: $17.1 million).

(3) Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.

(4) The fair value/carrying value of interest rate swap agreements (excluding the cross currency interest rate swap described in footnote 5) that qualify and are designated as cash flow hedges as of September 30, 2017 and December 31, 2016 was a net asset of $0.1 million (with a notional amount of $75.0 million) and a net liability of $0.1 million (with a notional amount of $82.5 million), respectively. The expected maturity of the remaining designated interest rate agreement is February 2018.

(5) In order to hedge our exposure to currency fluctuations under our 2012 High-Yield Bonds, we entered into a non-amortizing cross currency interest rate swap agreement. The swap hedged both the full redemption amount of the NOK obligation and the related quarterly interest payments. As of September 30, 2017, NOK 996 million of the 2012 High-Yield Bonds had been repurchased and the corresponding share of the cross currency swap terminated. Accordingly, we ceased hedge accounting on this swap effective from January 1, 2017.

(6) This relates to the Earn Out units issuable in connection with the IDR exchange transaction in October 2016. The fair value of the Earn Out units was determined using a Monte-Carlo simulation method.  This simulation was performed within the Black Scholes option pricing model then solved via an iterative process by applying the Newton-Raphson method for the fair value of the earn out units, such that the price of a unit output by the Monte Carlo simulation equaled the price observed in the market.  The method took into account the historical volatility, distribution yield as well as the trading price of common units as of the IDR exchange date and at balance sheet date.

Schedule of Cross Currency Interest Rate Swap Details
As of September 30, 2017, the following are the details of our cross currency interest rate swap:

Instrument (in thousands of $, unless otherwise indicated)	Notional amount		Maturity date	Rate	Fair value liability
	In NOK	In USD
Cross currency interest rate swap	304,000	53,128	Oct 2017	6.485%	(15,223)

Offsetting Assets

	September 30, 2017			December 31, 2016
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	6,831	(3,224)	3,607	8,194	(4,194)	4,000
Total liability derivatives	5,700	(3,224)	2,476	6,143	(4,194)	1,949

Offsetting Liabilities

	September 30, 2017			December 31, 2016
(in thousands of $)	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
Total asset derivatives	6,831	(3,224)	3,607	8,194	(4,194)	4,000
Total liability derivatives	5,700	(3,224)	2,476	6,143	(4,194)	1,949

Interest Rate Swap Transactions
As of September 30, 2017, we have entered into the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below. The summary also includes those that are designated as cash flow hedges:

Instrument (in thousands of $)	Notional amount		Maturity Dates			Fixed Interest Rates
Interest rate swaps:
Receiving floating, pay fixed	1,346,917	(1)	Feb 2018	to	Nov 2023	1.070%	to	2.44%
(1) This excludes the notional amount of the cross currency interest rate swap of $53.1 million described above.